Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 26, 2024
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	dei_EntityCentralIndexKey	0001667919
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 05, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 05, 2024
FT Vest U.S. Equity Max Buffer ETF - March
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s prospectus or summary prospectus, the first sentence of the third paragraph of the section entitled “Summary Information – General Information on the FLEX Options” in the Fund’s prospectus and summary prospectus is hereby deleted and replaced in its entirety with the following:

“The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period.”

Additionally, notwithstanding anything to the contrary in the Fund’s prospectus or summary prospectus, the following is added as the new third sentence of the third paragraph of the section entitled “Summary Information – General Information on the FLEX Options” in the Fund’s prospectus and summary prospectus:

“For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 7%, the Fund may not sell any put options as described above and elsewhere in this prospectus.”